Impairments (Tables)	12 Months Ended
Dec. 31, 2011
Impairment Charges by Segment Before Tax

During 2011, 2010 and 2009, we recognized the following before-tax impairment charges:

	Millions of Dollars
	2011	2010	2009
Alaska	$2	6	—
Lower 48 and Latin America	71	19	56
Canada	253	13	296
Europe	(37)	43	104
Asia Pacific and Middle East	—	—	12
Corporate	32	—	1

	$321	81	469

Fair Value of Impaired Assets and Associated Loss

The following table shows the values of assets, by major category, measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition:

	Millions of Dollars
		Fair Value Measurements Using				Before-Tax Loss Included in Discontinued Operations
	Fair Value*	Level 1 Inputs	Level 3 Inputs	Before-Tax Loss
Year ended December 31, 2011
Net PP&E (held for use)	$162		162	265		1
Equity method investments	274	—	274	399		4
Cost method investments	2	2	—	8		—

Year ended December 31, 2010
Net PP&E (held for use)	$307	—	307	1,604	**	1,508
Net PP&E (held for sale)	23	5	18	43		43
Equity method investments	735	—	735	645		—

*	Represents the fair value at the time of the impairment.
**	Includes a $55 million leasehold impairment charged to exploration expenses.